Derivative Liabilities (Details Narrative) (10-Q) - USD ($)					3 Months Ended				12 Months Ended
	Jul. 19, 2016	Apr. 23, 2016	Nov. 23, 2015	Oct. 23, 2015	Oct. 31, 2016	Jul. 31, 2016	Oct. 31, 2015	Jul. 31, 2012	Jul. 31, 2016	Jul. 31, 2015
Stock price						$ 1.01			$ 1.01
Warrant expiration warrant exercise price						$ 0.45			$ 0.45
Fair value assumption of historical stock price volatility									90.00%
Fair value assumption of risk free interest rate									1.00%
Fair value assumption of warrant expiration term									4 years 3 months 18 days
Proceeds from private placement
Warrants liabilities					1,961,000
Warrants outstanding						7,056,426			7,056,426
Derivative liabilities					1,961,000	$ 1,802,000			$ 1,802,000	$ 4,000
Change in fair value of warrant liability					$ 159,000		$ 43,000		$ 5,481,000
Bridge Loan [Member]
Stock price					$ 1.10	$ 1.01			$ 1.01
Warrant expiration warrant exercise price					$ 0.20	$ 0.20			$ 0.20
Fair value assumption of historical stock price volatility					55.89%	78.73%
Fair value assumption of risk free interest rate					0.20%	0.20%
Fair value assumption of warrant expiration term					1 month 24 days	4 months 24 days
Warrants liabilities					$ 9,000	$ 8,000			$ 8,000
Number of warrants issued for bridge loan financing					132,420			132,420
Warrants outstanding					9,709	9,709			9,709
2015 Private Placement Financing [Member]
Number of warrants issued					20,376,219
2015 Private Placement Financing [Member] | Six-Month Warrant [Member]
Warrants to purchase of common stock shares			2,820,670
Number of warrants issued						2,820,670			2,820,670
2015 Private Placement Financing [Member] | October Closing Date [Member] | Five Years [Member]
Warrants to purchase of common stock shares				6,666,666
Warrant term				5 years
2015 Private Placement Financing [Member] | October Closing Date [Member] | Six Months [Member]
Warrants to purchase of common stock shares				8,666,666
Warrant term				6 months
2015 Private Placement Financing [Member] | November Closing Date [Member]
Fair value of warrants					$ 2,820,670
Stock price					$ 1.10
Warrant expiration warrant exercise price					$ 0.45
Fair value assumption of historical stock price volatility					90.00%
Fair value assumption of risk free interest rate					1.20%
Fair value assumption of warrant expiration term					4 years 1 month 6 days
Warrants liabilities					$ 1,952,000
Warrants outstanding					2,222,217
2015 Private Placement Financing [Member] | November Closing Date [Member] | Five Years [Member]
Warrants to purchase of common stock shares			2,222,217
Warrant term			5 years
2015 Private Placement Financing [Member] | November Closing Date [Member] | Six Months [Member]
Warrant term			6 months
Private Placement Financing [Member]
Number of warrants issued						20,376,219			20,376,219
Private Placement Financing [Member] | October Closing Date [Member]
Proceeds from private placement					$ 6,000,000				$ 6,000,000
Other expenses					1,008,000				$ 1,008,000
Derivative liabilities					$ 7,008,000
Private Placement Financing [Member] | October Closing Date [Member] | Five Years [Member]
Warrants to purchase of common stock shares				6,666,666
Warrant term				5 years
Fair value of warrants	$ 5,541,000			$ 4,034,000
Private Placement Financing [Member] | October Closing Date [Member] | Six Months [Member]
Warrants to purchase of common stock shares				8,666,666
Warrant term				6 months
Fair value of warrants		$ 6,067,000		$ 2,974,000
Stock price						$ 1.01			$ 1.01
Warrant expiration warrant exercise price						$ 0.45			$ 0.45
Private Placement Financing [Member] | November Closing Date [Member]
Fair value of warrants			$ 1,587,000						$ 1,794,000
Proceeds from private placement									2,000,000
Other expenses									$ 859,000
Private Placement Financing [Member] | November Closing Date [Member] | Five Years [Member]
Warrants to purchase of common stock shares			2,222,217
Warrant term			5 years						5 years
Private Placement Financing [Member] | November Closing Date [Member] | Six Months [Member]
Warrants to purchase of common stock shares			2,820,670
Warrant term			6 months